Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

8. Leases

The Company leases facilities, and equipment under noncancelable leases that have been classified as operating leases for financial reporting purposes. These leases often include one or more options to renew and the lease term includes the renewal terms when it is reasonably certain that the Company will exercise the option. In general, for the Company’s material leases, the renewal options are not included in the calculation of its right-of-use assets and lease liabilities, as the Company does not believe that it is reasonably certain that these renewal options will be exercised. The Company’s lease agreements do not contain any material residual guarantees or material restrictive covenants.

All operating lease expenses are recognized on a straight-line basis over the lease term as a component of “Selling, general, and administrative expenses” in the Consolidated Statements of Operations and Comprehensive Loss. Payments under the Company’s lease arrangements are primarily fixed. However, certain lease agreements contain variable costs, which are expensed as incurred and not included in the calculation of the Company’s right-of-use assets and related liabilities for those leases. These costs typically include real estate taxes, common area maintenance and utilities for which the Company is obligated to pay under the terms of those leases.

During the years ended December 31, 2020 and 2019, the Company expensed approximately $44.2 million and $53.5 million of total operating lease costs, which includes $6.6 million and $8.5 million of variable lease costs, respectively. During the year ended December 31, 2018, the Company recognized $48.7 million of total operating lease expense.

Beginning in mid-March of 2020, in response to the COVID-19 pandemic, the Company established a global work from home policy. A significant portion of the Company’s office-based workforce temporarily transitioned to working from home and the Company commenced a plan to strategically exit certain offices during the year ended December 31, 2020. Based on a number of factors, the Company concluded that this strategic initiative did not result in a triggering event that would indicate that the Company’s related asset groups may not be recoverable as of December 31, 2020. In enacting the plan, the Company abandoned several office leases prior to reaching termination agreements with its landlords, and as a result, adjusted the useful life of these asset to reflect the remaining expected use. The reduction to the right-of use assets and liabilities related to these leases for the year ended December 31, 2020 were $41.8 million and $42.6 million, respectively, resulting in additional lease gain of $0.8 million. Additionally, the Company paid $18.0 million in termination fees for the year ended December 31, 2020, which was recorded in “Selling, general and administrative expenses” in the Consolidated Statements of Operations and Comprehensive Loss.

Based on the present value of the lease payments for the remaining lease term of the Company’s existing leases, the Company’s right-of-use assets and lease liabilities for operating leases as of December 31, 2020 and 2019 were as follows:

(in thousands)	Classification	December 31, 2020	December 31, 2019
Assets
Operating lease right-of-use assets	Other assets	$49,772	$93,924
Liabilities
Current operating lease liabilities	Other accrued expenses	20,894	34,072
Noncurrent operating lease liabilities	Other long-term liabilities	44,737	84,902

Total lease liabilities		$65,631	$118,974

Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments. In determining its incremental borrowing rate, the Company reviewed the terms of its leases, its credit facilities, and other factors.

Information related to the Company’s right-of-use assets and related lease liabilities were as follows:

	Year Ended December 31,
(in thousands)	2020	2019
Cash paid for operating lease liabilities	$42,670	$32,229
Right-of-use assets obtained in exchange for new operating lease obligations	7,496	40,536
Weighted-average remaining lease term	4.7 years	4.4 years
Weighted-average discount rate	9.8%	10.0%

Maturities of lease liabilities as of December 31, 2020 were as follows:

(in thousands)
2021	$27,323
2022	17,691
2023	11,748
2024	8,962
2025	5,266
Thereafter	7,004

Total lease payments	$77,994
Less imputed interest	(12,363)

Present value of lease liabilities	$65,631

The Company has additional operating leases for real estate of $1.8 million which have not commenced as of December 31, 2020, and as such, have not been recognized on the Company’s Consolidated Balance Sheet. These operating leases commence in 2021.